PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited)
1
Voya Index Solution 2055 Portfolio
Shares RA Value
Percentage
of Net
Assets
EXCHANGE-TRADED FUNDS : 3.9%
709,321
(1)
WisdomTree Voya
Yield Enhanced USD
Universal Bond Fund
$ 35,523,931
3.9
Total Exchange-Traded
Funds
(Cost $34,986,378)
35,523,931
3.9
MUTUAL FUNDS : 96.0%
Affiliated Investment Companies : 96.0%
961,010  Voya U.S. Bond Index
Portfolio - Class I
8,966,223
1.0
3,699,103  Voya VACS Index
Series EM Portfolio
45,387,993
5.0
17,635,364  Voya VACS Index
Series I Portfolio
211,800,725
23.5
5,107,689  Voya VACS Index
Series MC Portfolio
62,875,646
7.0
35,035,402  Voya VACS Index
Series S Portfolio
499,254,474
55.5
3,031,721  Voya VACS Index
Series SC Portfolio
35,895,572
4.0
Total Mutual Funds
(Cost $683,523,419)
864,180,633
96.0
Total Long-Term
Investments
(Cost $718,509,797)
899,704,564
99.9
Total Investments in
Securities
(Cost $718,509,797) $ 899,704,564 99.9
Assets in Excess of
Other Liabilities 555,021 0.1
Net Assets $ 900,259,585 100.0
(1)
Investment in affiliate.

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited) (continued)
2
Voya Index Solution 2055 Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of September 30, 2024 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
September 30,
2024
Asset Table
Investments, at fair value
Exchange-Traded Funds $ 35,523,931 $ — $ — $ 35,523,931
Mutual Funds 864,180,633 — — 864,180,633
Total Investments, at fair value $ 899,704,564 $ — $ — $ 899,704,564
Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended September 30, 2024, where the following issuers were considered an affiliate:
Issuer
Beginning
Fair Value
at 12/31/2023
Purchases
at Cost
Sales
at Cost
Change In
Unrealized
Appreciation/
(Depreciation)
Ending
Fair
Value at
9/30/2024
Investment
Income
Realized
Gains/
(Losses)
Net
Capital
Gain
Distributions
Voya U.S. Bond Index Portfolio -
Class I
$ 7,642,412 $ 4,436,530 $ (3,219,288) $ 106,569 $ 8,966,223 $ 245,300 $ 14,313 $ —
Voya VACS Index Series EM
Portfolio
52,800,702 5,256,464 (16,185,596) 3,516,423 45,387,993 1,524,936 832,913 —
Voya VACS Index Series I Portfolio
179,837,491 26,816,536 (12,303,000) 17,449,698 211,800,725 4,758,362 1,587,792 —
Voya VACS Index Series MC
Portfolio
46,355,022 23,885,876 (12,129,898) 4,764,646 62,875,646 547,978 1,657,534 191,736
Voya VACS Index Series S
Portfolio
395,181,288 78,284,510 (42,199,355) 67,988,031 499,254,474 5,761,910 12,965,517 2,216,119
Voya VACS Index Series SC
Portfolio
47,890,692 6,111,423 (18,616,203) 509,660 35,895,572 645,955 1,345,454 332,477
WisdomTree Voya Yield Enhanced
USD Universal Bond Fund
21,649,285 13,293,621 — 581,025 35,523,931 938,626 — —
$ 751,356,892 $ 158,084,960 $ (104,653,340) $ 94,916,052 $ 899,704,564 $ 14,423,067 $ 18,403,523 $ 2,740,332
The financial statements for the above mutual fund[s] can be found at www.sec.gov.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 181,194,767
Gross Unrealized Depreciation —
Net Unrealized Appreciation $ 181,194,767